Trade and Other Receivables (Details) - Trade receivables [member]	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Trade and Other Receivables (Details) [Line Items]
Discounted interest rates	3.50%	3.40%
Top of range [member]
Trade and Other Receivables (Details) [Line Items]
Discounted interest rates	5.60%	4.60%